Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment for lease liability for technology equipment	$ 109	$ 75
Technology-based intangible assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment for lease liability for technology equipment	$ 23